INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss	$ (3,049,122)	$ (2,531,144)
Less: valuation allowance	3,049,122	2,531,144
Net deferred tax asset